PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

4. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2024	2025
Buildings and plant	$1,221,351	$1,274,792
Machinery and equipment	2,939,696	3,073,908
Furniture, fixtures and equipment	159,058	175,776
Motor vehicles	3,564	3,708
Less: Accumulated depreciation	703,980	971,030
Less: Impairment of fixed assets	170,565	177,336
Property, plant and equipment, net	$3,449,124	$3,379,818
Construction in process	52,534	21,783
Less: Impairment of construction in process	2,448	2,546
Total	$3,499,210	$3,399,055

Depreciation expense was $148.9 million, $206.4 million and $236.7 million for the years ended December 31, 2023, 2024 and 2025, respectively.